Acquisitions - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 EUR (€) shares	Jan. 01, 2022 USD ($) shares
RotoSports, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Cash consideration					$ 13,500
Unregistered ordinary shares issued | shares					451,264
Purchase consideration due on first anniversary					$ 2,500
Purchase consideration due on second anniversary					$ 5,300
Percentage of deferred payments					50.00%
Acquisition-related costs on legal and consulting fees		$ 470
Goodwill recognized					$ 11,176
NDC Media
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%	100.00%
Cash consideration			$ 11,168	€ 10,000
Unregistered ordinary shares issued | shares			269,294	269,294
Purchase consideration due on first anniversary			$ 21,850	€ 19,000
Purchase consideration due on second anniversary			$ 32,800	€ 28,500
Acquisition-related costs on legal and consulting fees	$ 359
NDC Media | Minimum
Disclosure of detailed information about business combination [line items]
Financial conditions, expected rate	50.00%
Discount rates	3.00%
Inflation rates	2.00%
Volatility rates	33.00%
NDC Media | Maximum
Disclosure of detailed information about business combination [line items]
Percentage of deferred payments			50.00%	50.00%
Financial conditions, expected rate	90.00%
Discount rates	3.90%
Inflation rates	2.40%
Volatility rates	72.60%